Related party transactions - Schedule of income and expenses with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Loans	$ 289,785	$ 129,758	$ 172,547
Interest expense:
Deposits	(66,044)	(12,846)	(25,800)
Borrowings and debt	(117,987)	(40,445)	(61,861)
Total interest expense	(184,610)	(54,101)	(88,523)
Net interest income (expenses)	148,011	86,782	92,450
Other income (expense):
Fees and commissions, net	19,791	18,298	10,418
Total	18,661	17,424	6,707
Operating expenses:
Depreciation of equipment and leasehold improvements	(2,154)	(2,749)	(3,587)
Other expenses	(18,177)	(14,780)	(11,522)
Total operating expenses	(55,111)	(39,923)	(37,324)
Net income (loss) from related parties	92,040	62,697	63,593
Interest income	332,621	140,883	180,973
Related parties
Interest income:
Loans	4,719	211	1,390
Securities At Amortized Cost	685	0	0
Interest expense:
Deposits	(10,943)	(1,866)	(2,961)
Net interest income (expenses)	(5,539)	(1,655)	(1,571)
Other income (expense):
Fees and commissions, net	116	216	420
Loss on financial instruments, net	74	0	0
Total	190	216	420
Operating expenses:
Net income (loss) from related parties	(5,349)	(1,439)	(1,151)
Interest income	$ 5,404	$ 211	$ 1,390